Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized (in Shares)	5,000,000	5,000,000
Preference shares, issued (in Shares)
Preference shares, outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares subject to possible redemption, shares issued (in Shares)	25,000,000	25,000,000
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	25,000,000	25,000,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.39	$ 10.07
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, issued (in Shares)	425,000	425,000
Ordinary shares, outstanding (in Shares)	425,000	425,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, issued (in Shares)	8,333,333	8,333,333
Ordinary shares, outstanding (in Shares)	8,333,333	8,333,333